UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2004 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2004.

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Chief Legal Counsel
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      November 22, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $82,766

List of Other Included Managers: NONE





                                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
CHECKFREE CORP                 COMM STK         162813109    2097    69900   SH       SOLE              0        0    69900
CORNING INC                    COMM STK         219350105   32650  2500000   SH       SOLE              0        0  2500000
JDS UNIPHASE CORP              COMM STK         46612J101   27706  7310400   SH       SOLE         804100        0  6506300
JABIL CIRCUIT INCORPORATED     COMM STK         466313103   18412   731200   SH       SOLE          79000        0   652200
RESMED INC                     COMM STK         761152107    1901    37300   SH       SOLE              0        0    37300